Summary of Significant Accounting Policies (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Summary of significant Accounting Policies (Textuals) [Abstract]
Equity method investments policy	Investments in business entities in which Sony does not have control, but has the ability to exercise significant influence over operating and financial policies generally through 20-50% ownership, are accounted for under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than minor influence over the operation of the investee exists (generally through more than 3-5% ownership).
Marketable securities available for sale securities policy	In evaluating the factors for available-for-sale securities whose fair values are readily determinable, Sony presumes a decline in value to be other-than-temporary if the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months).
Goodwill impairment assessment policy	Two of the most significant estimates involved in the determination of fair value of the reporting units are the discount rates and perpetual growth rate applied to terminal values used in the discounted cash flow analysis. The discount rates used in the cash flow models for the goodwill impairment testing considers market and industry data as well as specific risk factors for each reporting unit. The perpetual growth rates for the individual reporting units, for purposes of the terminal value determination, are generally set after an initial three-year forecasted period, although certain reporting units utilized longer forecasted periods, and are based on historical experience, market and industry data.
Requisite service period of the stock acquisition rights	3
Revenue recognition, sales of services	Certain software products published by Sony provide limited on-line features at no additional cost to the customer. Generally, such features are considered to be incidental to the overall software product and an inconsequential deliverable. Accordingly, revenue related to software products containing these limited on-line features is not deferred. In instances where the software products' on-line features or additional functionality is considered a substantive deliverable in addition to the software product, revenue and costs of sales are recognized ratably over an estimated service period, which is estimated to be six months.
Consideration given to a customer or a reseller	For the fiscal years ended March 31, 2009, 2010 and 2011, consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expense totaled 29,813 million yen, 23,591 million yen and 23,250 million yen, respectively.
Income tax uncertainties policy	For those tax positions for which it is more likely than not that a tax benefit will be sustained, Sony records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.
Ownership percentage in entity in which company has ability to exercise significant influence over operating and financial policies, minimum	20.00%
Ownership percentage in entity in which company has ability to exercise significant influence over operating and financial policies, maximum	50.00%
Equity method influence, minimum	3.00%
Equity method influence, maximum	5.00%
Original maturities of highly liquid investments included in cash and cash equivalents	3 months or less
Condition for treating a decline in fair value of security as other-than-temporary	If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Estimated economic lives over which software development costs to get amortized	3 years
No. of years taken for stock based compensation rights expected to vest	3 years
Time taken to recognise revenue and cost of sales of software products	6 months
Consideration given for free promotional shipping and advertising programmes included In selling, general and administrative programmes	¥ 23,250	¥ 23,591	¥ 29,813
Percentage chance of tax amount to get realised on settlement with the taxing authoriies	50.00%
Building [Member]
Property, Plant and Equipment [Line Items]
Useful lives for depreciation, minimum	2
Useful lives for depreciation, maximum	50
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives for depreciation, minimum	1
Useful lives for depreciation, maximum	17
Patent rights, know-how, license agreements and software to be sold, leased or otherwise marketed [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period of intangible assets, minimum	3
Comprised amortization	8
Music catalogs, artist contracts and television carriage agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period of intangible assets, minimum	10
Comprised amortization	40